Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (24,055)	$ (1,208)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	29,272	35,455
Vessel impairment losses	37,860	0
Non cash accrued interest income and amortization of deferred revenue	(6,208)	(6,203)
Non cash accrued interest income from receivable from affiliates	(132)	(73)
Amortization and write-off of deferred financing cost and discount	3,631	6,159
Amortization of deferred dry dock and special survey costs	3,169	3,333
Equity in earnings of affiliates	(2,654)	64
Equity compensation expense	1,235	933
Allowance for doubtful accounts	0	1,495
Loss on vessel disposal	0	1,260
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable	3,071	(155)
(Increase)/ decrease in prepaid expenses and other current assets	(1,455)	15
(Decrease)/ increase in accounts payable	(1)	928
(Decrease)/ increase in accrued expenses	(1,855)	4,718
Increase/ (decrease) in deferred revenue	795	(1,906)
Net decrease in amounts due to related parties	0	(11,105)
Net increase in amounts due from related parties	(10,399)	(22,681)
Payments for dry dock and special survey costs	(1,020)	(945)
Net cash provided by operating activities	31,254	10,084
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	0	109,740
Deposits for vessels acquisitions	0	(9,904)
Acquisition of vessels and favorable lease terms, net of cash acquired	(36,271)	(101,050)
Deposit for option to acquire vessel	(14)	0
Investment in affiliates	(14,460)	0
Repayments of notes receivable	2,344	2,344
Loans receivable from affiliates	0	(8,849)
Note receivable from affiliates	0	(4,050)
Net cash used in investing activities	(48,401)	(11,769)
FINANCING ACTIVITIES:
Cash distributions paid	(3,420)	0
Net proceeds from issuance of general partner units	714	2,626
Proceeds from issuance of common units, net of offering costs	33,532	98,175
Proceeds from noncontrolling interest	0	17,323
Common units issuance cost for Navios Europe I loans	0	(561)
Proceeds from long-term debt	14,300	449,420
Repayment of long-term debt and payment of principal	(16,723)	(497,104)
Deferred financing cost	(210)	(7,234)
Net cash provided by financing activities	28,193	62,645
Net increase in cash, cash equivalents and restricted cash	11,046	60,960
Cash, cash equivalents and restricted cash, beginning of period	29,933	25,088
Cash, cash equivalents and restricted cash, end of period	40,979	86,048
Supplemental disclosures of cash flow information
Cash interest paid	8,729	11,801
Non cash financing activities
Equity compensation expense	1,235	933
Issuance of common units for transfer of Navios Europe I loans	0	28,862
Receivable from affiliates	0	(29,423)
Accrued deferred financing costs	47	0
Non cash investing activities
Notes receivable	0	(18,750)
Accrued transaction costs	0	1,696
Accrued interest on loan receivable from affiliates	155	132
Accrued offering costs	159	0
Receivable from related parties (proceeds from issuance of general partner units)	$ 64	$ 0